Form N-1A Supplement	Jul. 17, 2026
Cambria Chesapeake Pure Trend ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus and Prospectus,

each dated October 28, 2025,

as previously supplemented

Effective immediately, the section of the Summary Prospectus and Statutory Prospectus titled “Fees and Expenses of the Fund” is amended and restated in its entirety as follows: